Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net
7. Property, Plant and Equipment, net
Property, plant and equipment, net, consist of the following:

	As of
	December 31, 2022	December 31, 2023
	RMB	RMB
Buildings	—	25,712
Computer and electronic equipment	27,439	29,343
Leasehold improvements	28,124	29,109
Office furniture and equipment	10,330	9,550
Motor vehicles	2,448	2,448

Total	68,341	96,162
Less: Accumulated depreciation (1)	(29,823)	(42,055)

Property, equipment and equipment, net	38,518	54,107

(1)	Depreciation expenses for the years ended December 31, 2021, 2022 and 2023 were RMB6,474, RMB17,319 and RMB12,413, respectively.
No impairment for property, plant and equipment was recorded for the years ended December 31, 2021, 2022 and 2023.